Disclosure of deferred taxes (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred income tax expense	CAD (33,312)	CAD 75,776
Rounded amount [Member]
Statement [Line Items]
Deferred income tax expense	(33,000)	76,000
Total	CAD (33,000)	CAD 76,000